Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description [Table Text Block]
As of December 31, 2013, details of the Company’s subsidiaries are as follows:

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities

Allied Sun Corporation Limited	August 20, 2008	Hong Kong	100%	Trading and investment holding

Broadway Industrial Holdings Limited	March 22, 2006	Hong Kong	100%	Trading and investment holding

Broadway Industries (Thailand) Co., Ltd.	August 2, 2011	Thailand	100%	Trading

Broadway Manufacturing Company Limited	August 17, 2005	BVI	100%	Property investment

Broadway Precision (Shenzhen) Co., Ltd. 百汇精密塑胶模具(深圳)有限公司	August 3, 2012	PRC	100%	Manufacturing of plastic parts and utensils

Broadway Precision (Thailand) Co., Ltd.	May 10, 2012	Thailand	100%	Manufacturing of plastic parts and utensils

Broadway Precision Co. Limited (previously named, Sun Luck Trading Limited)	March 18, 2010	Hong Kong	100%	Management services

Broadway Precision Industrial (Kunshan) Ltd. 昆山海汇精密模具工业 有限公司	August 26, 2008	PRC	100%	Manufacturing of plastic parts and utensils

Broadway Precision Technology Limited	April 28, 2011	Hong Kong	100%	Dormant

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities

Broadway Precision Technology Ltd. 百汇精密科技有限公司 (previously named, Pan Sino International Limited)	February 8, 2011	BVI	100%	Trading and investment holding

Dongguan Sun Chuen Plastic Products Co., Ltd. (“Dongguan Sun Chuen”) 东莞新川塑胶制品有限公司	December 8, 2004	PRC	100%	Manufacturing of plastic parts and utensils

Heyuan Sun Line Industrial Ltd. (“Heyuan Sun Line”) 河源新丽工业有限公司	February 20, 2004	PRC	100%	Dormant

Plastec International Holdings Limited	February 18, 2004	BVI	100%	Investment holding

Source Wealth Limited	March 18, 2010	Hong Kong	100%	Investment holding

Sun Line Industrial Limited	April 27, 1993	Hong Kong	100%	Investment holding

Broadway (Macao Commercial Offshore) Company Limited (Previously named Sun Line (Macao Commercial Offshore) Company Limited)	August 13, 2004	Macau	100%	Trading

Sun Line Precision Industrial (Zhuhai) Ltd. 珠海新丽模具有限公司	October 10, 2008	PRC	100%	Dormant

Name	Date of incorporation/ establishment	Place of incorporation/ registration and operation	Percentage of equity interest attributable to the Company	Principal activities

Sun Line Precision Ltd. (previously named, “Fast Achieve Enterprises Ltd.”)	March 10, 2004	BVI	100%	Trading and investment holding

Sun Line Services Limited	January 8, 2013	Hong Kong	100%	Management services

Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant

Sun Ngai Spraying and Silk Print (HK) Co., Limited	March 22, 2006	Hong Kong	100%	Dormant

Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Investment holding

Viewmount Developments Limited	November 12, 2013	BVI	100%	Investment holding

Schedule Of Net Income [Table Text Block]
if Plastec has net income as defined in the Amended and Restated Merger Agreement in the following amounts for the indicated years ending April 30 below:

Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

Schedule Of Recapitalization In Connection With Reverse Merger To Net Assets Acquired [Table Text Block]	The net assets of the Company as of December 16, 2010 were as follows:
Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636

Schedule of Treasury Stock by Class [Table Text Block]
The following table summarizes the Company’s repurchases of ordinary shares and publicly held warrants under the 2011 and 2013 Repurchase Programs:

Period*	Total number of publicly held warrants purchased as part of the publicly announced repurchase plans	Total number of ordinary shares purchased as part of the publicly announced repurchase plans

February 2012	-	4,000

June 2012	-	60,675

January 2013	-	600,000

June 2013	80,000	94,100

August 2013	5,000	-

September 2013	-	73,990

October 2013	-	586,010

* Each period covers the full calendar month indicated. There were no repurchases made in omitted months. Repurchases for September 2013 and earlier months were under the 2011 Repurchase Program. Repurchases for October 2013 were under the 2013 Repurchase Program.